Loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Loss per share
Loss for the period	[1]	$ (205,703)	$ (268,804)	$ (1,887,267)	$ (1,531,355)	[2]
Non-controlling interests		(1,560)	(1,974)	(8,727)	(8,334)
Loss attributable to IHS common shareholders		$ (204,143)	$ (266,830)	$ (1,878,540)	$ (1,523,021)
Basic weighted average shares outstanding		333,151	334,046	332,948	333,388
Potentially dilutive securities		2,880	1,811	1,628	2,079
Potentially dilutive weighted average common shares outstanding		336,031	335,857	334,576	335,467
Basic loss per share	[1]	$ (0.61)	$ (0.80)	$ (5.64)	$ (4.57)
Diluted loss per share	[1]	$ (0.61)	$ (0.80)	$ (5.64)	$ (4.57)

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).
[2]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).